Loans and Borrowings - Summary of Contractual Terms of Corporation's Loans and Borrowings (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 3,891,077	$ 2,846,501
Total loans and borrowings	4,661,356	3,466,501
Balance of purchase price bearing interest at 5% and finance lease liabilities reimbursed during the year.	280,279
Loans and borrowings (note 10)	4,661,356	3,466,501
Authorized bank line of credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings	$ 490,000	$ 620,000